Basis of Presentation and General Information (Details) - Revenue Rights Granted [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Samudera Shipping Line Limited, Singapore [Member]
Percentage of revenues	21.00%	0.00%	0.00%
CMA CGM, Marseille [Member]
Percentage of revenues	17.00%	29.00%	24.00%
Zim Integrated Shipping Services Ltd [Member]
Percentage of revenues	57.00%	53.00%	39.00%
Summit Shipping Line Pte. Ltd., Singapore [Member]
Percentage of revenues	0.00%	17.00%	0.00%
New Golden Sea Shipping Pte. Ltd. [Member]
Percentage of revenues	0.00%	0.00%	19.00%
Continental Shipping Line, Singapore [Member]
Percentage of revenues	0.00%	0.00%	17.00%